CONSOLIDATED STATEMENTS OF EQUITY (FY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 33,591	$ 5,772,368	$ (5,793,353)	$ 12,606
Balance (in shares) at Dec. 31, 2017	3,359,055
Increase (Decrease) in Statements of Equity [Roll Forward]
Retrospective Adjustment for Merger of G.research, net	$ 500,000	135,386,592	(19,861,992)	116,024,600
Retrospective Adjustment for Merger of G.research, net (in shares)	50,000,000
Return of capital / distribution	$ 0	(85,606,259)	0	(85,606,259)
Issuance of stock	$ 15,000	165,000	0	180,000
Issuance of stock (in shares)	1,500,000
Net loss	$ 0	0	(20,292,903)	(20,292,903)
Balance at Dec. 31, 2018	$ 548,591	55,717,701	(45,948,248)	$ 10,318,044
Balance (in shares) at Dec. 31, 2018	54,859,055			54,859,005
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(1,040,642)	$ (1,040,642)
Balance at Mar. 31, 2019	$ 548,591	55,717,701	(46,988,890)	9,277,402
Balance (in shares) at Mar. 31, 2019	54,859,055
Balance at Dec. 31, 2018	$ 548,591	55,717,701	(45,948,248)	$ 10,318,044
Balance (in shares) at Dec. 31, 2018	54,859,055			54,859,005
Increase (Decrease) in Statements of Equity [Roll Forward]
Capital contribution	$ 0	410,889	0	$ 410,889
Return of capital / distribution	0	(3,300,000)	0	(3,300,000)
Issuance of stock	$ 51,500	463,500	0	515,000
Issuance of stock (in shares)	5,150,000
Net loss	$ 0	0	(1,906,592)	(1,906,592)
Balance at Dec. 31, 2019	$ 600,091	53,292,090	(47,854,840)	$ 6,037,341
Balance (in shares) at Dec. 31, 2019	60,009,055			60,009,005
Increase (Decrease) in Statements of Equity [Roll Forward]
Net loss	$ 0	0	(282,454)	$ (282,454)
Balance at Mar. 31, 2020	$ 600,091	$ 53,292,090	$ (48,137,294)	$ 5,754,887
Balance (in shares) at Mar. 31, 2020	60,009,055			60,009,005